RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Due to related parties	$ 120	$ 1,131
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Due to related parties	26	$ 1,131
C-Bridge Joint Value Creation (HK) Limited
Related Party Transaction [Line Items]
Due to related parties	$ 94